DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Schedule of key assumptions to change in carrying amounts equal to recoverable amounts (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Ball & Racquet Sports | Revenue compound annual growth rate (first 5-years)
Cash Generating Units
Key assumption change	(0.100)	(0.061)
Ball & Racquet Sports | Revenue compound annual growth rate (second 5-years)
Cash Generating Units
Key assumption change	(0.127)	(0.126)
Ball & Racquet Sports | Operating profit margin
Cash Generating Units
Key assumption change	(0.019)	(0.018)
Ball & Racquet Sports | Pre-tax discount rate
Cash Generating Units
Key assumption change	0.012	0.022
Winter Sports Equipment | Revenue compound annual growth rate (first 5-years)
Cash Generating Units
Key assumption change	(0.010)	(0.042)
Winter Sports Equipment | Revenue compound annual growth rate (second 5-years)
Cash Generating Units
Key assumption change	(0.013)	(0.079)
Winter Sports Equipment | Operating profit margin
Cash Generating Units
Key assumption change	(0.002)	(0.016)
Winter Sports Equipment | Pre-tax discount rate
Cash Generating Units
Key assumption change	0.001	0.012
Peak Performance | Revenue compound annual growth rate (first 5-years)
Cash Generating Units
Key assumption change	(0.139)	(0.063)
Peak Performance | Revenue compound annual growth rate (second 5-years)
Cash Generating Units
Key assumption change	(0.205)	(0.085)
Peak Performance | Operating profit margin
Cash Generating Units
Key assumption change	(0.038)	(0.020)
Peak Performance | Pre-tax discount rate
Cash Generating Units
Key assumption change	0.017	0.016